NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Advertising Costs (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Advertising Costs	Advertising Costs Advertising costs are charged to operations when incurred. There were no Advertising Costs during the years 2020 and 2019.